Employee Benefits (Details) - Schedule of Vacation Provision - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Vacation Provision [Abstract]
Balances as of January 1	$ 41,257	$ 37,010
Net provisions established	10,250	12,107
Provisions used	(8,250)	(7,860)
Total	$ 43,257	$ 41,257